Unaudited condensed consolidated interim statement of changes in equity - GBP (£) £ in Millions		Total	Total equity shareholders’ funds	Called-up share capital	Share premium account	Other reserves	Own shares	Retained earnings [1]	Non- controlling interests
Beginning balance at Dec. 31, 2024		£ 3,734.0	£ 3,475.0	£ 109.0	£ 579.0	£ 151.0	£ (191.0)	£ 2,827.0	£ 259.0
Profit for the period		70.0	44.0					44.0	26.0
Other comprehensive income/(loss) for the period		(304.0)	(292.0)			(282.0)		(10.0)	(12.0)
Total comprehensive income/(loss) for the period		(234.0)	(248.0)			(282.0)		34.0	14.0
Dividends paid		(26.0)							(26.0)
Non-cash share-based incentive plans (including share options)		41.0	41.0					41.0
Tax on share-based payments		(1.0)	(1.0)					(1.0)
Net movement in own shares held by ESOP Trusts		(92.0)	(92.0)				(17.0)	(75.0)
Net movement of liabilities in respect of put options		(9.0)	(9.0)			(9.0)		0.0
Net movemnet in non-controlling interests	[2]	(5.0)	(2.0)					(2.0)	(3.0)
Total transactions with owners		(92.0)	(63.0)			(9.0)	(17.0)	(37.0)	(29.0)
Ending balance at Jun. 30, 2025		3,408.0	3,164.0	109.0	579.0	(140.0)	(208.0)	2,824.0	244.0
Beginning balance at Dec. 31, 2025		2,772.0	2,540.0	109.0	579.0	(12.0)	(188.0)	2,052.0	232.0
Profit for the period		37.0	19.0					19.0	18.0
Other comprehensive income/(loss) for the period		39.0	38.0			24.0		14.0	1.0
Total comprehensive income/(loss) for the period		76.0	57.0			24.0		33.0	19.0
Dividends paid		(34.0)							(34.0)
Non-cash share-based incentive plans (including share options)		49.0	49.0					49.0
Net movement in own shares held by ESOP Trusts	[3]	(70.0)	(70.0)			(51.0)	(2.0)	(17.0)
Net movement of liabilities in respect of put options		17.0	17.0			7.0		10.0
Net movemnet in non-controlling interests	[2]	(22.0)	9.0					9.0	(31.0)
Total transactions with owners		(60.0)	5.0			(44.0)	(2.0)	51.0	(65.0)
Ending balance at Jun. 30, 2026		£ 2,788.0	£ 2,602.0	£ 109.0	£ 579.0	£ (32.0)	£ (190.0)	£ 2,136.0	£ 186.0

[1]	Accumulated losses on existing equity investments held at fair value through other comprehensive income are £394 million at 30 June 2026 (31 December 2025: £408 million).
[2]	Net movement in non-controlling interests represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions and derecognition of non-controlling interests on disposals of subsidiaries.
[3]	Net movement in own shares held by ESOP Trusts includes forward purchases of the WPP plc’s own shares.